Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Derivative Liabilities | Interest Rate Lock Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount	$ 3,901	[1]	$ 2,172	[1],[2]	$ 559	[2]
Estimated Fair Value	9	[1]	12	[1],[2]	3	[2]
Derivative Liabilities | Unused Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount			288	[3],[4]
Estimated Fair Value			4	[3],[4]
Derivative Liabilities | Forward Contracts to Sell Mortgage Loans | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount	16,000	[5]	1,000	[5]	50,000	[5]
Estimated Fair Value	130	[5]	1	[5]	313	[5]
Derivative Assets | Interest Rate Lock Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount	16,142	[1]	3,863	[1],[2]	53,169	[2]
Estimated Fair Value	164	[1]	37	[1],[2]	689	[2]
Derivative Assets | Unused Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount	786	[4]	369	[3],[4]
Estimated Fair Value	15	[4]	3	[3],[4]
Derivative Assets | Forward Contracts to Sell Mortgage Loans | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Notional Amount	8,000	[5]	8,000	[5]	10,000	[5]
Estimated Fair Value	$ 23	[5]	$ 33	[5]	$ 1	[5]

[1]	Interest rate lock commitments include $8.8 million and $1.5 million of commitments not yet approved in the credit underwriting process at June 30, 2014 and December 31, 2013, respectively, yet represent potential interest rate risk exposure to the extent of those mortgage loan applications eventually approved for funding.
[2]	Interest rate lock commitments include $1.5 million and $35.8 million of commitments not yet approved in the credit underwriting process at December 31, 2013 and March 31, 2013, respectively, yet represent potential interest rate risk exposure to the extent of those mortgage loan applications eventually approved for funding.
[3]	The Corporation recognizes fair value of unused commitments held for trading which consists of closed residential real estate loans still in recission at period end.
[4]	The Corporation recognizes fair value of unused commitments held for trading which consists of closed residential real estate loans in recission at period end.
[5]	The Corporation has elected to offset the fair value of individual forward sale contracts and present a net amount on the Consolidated Balance Sheets in accordance with ASC 815-45, Derivatives and Hedging.